Other Intangible Assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Intangible Assets
19.	OTHER INTANGIBLE ASSETS
The carrying amounts of each class of other intangible assets were as follows:

	December 31
	2022	2023
	NT$	NT$	US$ (Note 4)

Customer relationships	$6,974,365	$5,949,623	$194,305
Computer software	2,310,815	1,878,509	61,349
Patents and acquired specific technology	11,829,167	9,948,539	324,903
Others	63,361	43,462	1,420

	$21,177,708	$17,820,133	$581,977

For the year ended December 31, 2021

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2021	$11,890,283	$6,966,449	$21,319,179	$179,860	$40,355,771
Additions	—	1,193,060	2,000	37,959	1,233,019
Disposals or derecognition	(102,637)	(150,670)	—	(71,014)	(324,321)
Disposal of subsidiaries (Note 30)	—	(789,998)	(5,401)	(6,243)	(801,642)
Acquisition through business combinations (Note 29)	—	622	—	—	622
Effect of foreign currency exchange differences	(83,041)	(167,769)	(537)	(7,036)	(258,383)

Balance at December 31, 2021	$11,704,605	$7,051,694	$21,315,241	$133,526	$40,205,066

Accumulated amortization

Balance at January 1, 2021	$2,769,983	$4,170,576	$5,598,966	$104,475	$12,644,000
Amortization expense	1,049,759	971,190	1,991,641	41,530	4,054,120
Disposals or derecognition	(102,637)	(139,907)	—	(67,741)	(310,285)
Disposal of subsidiaries (Note 30)	—	(626,338)	(5,288)	(3,067)	(634,693)
Acquisition through business combinations (Note 29)	—	222	—	—	222
Effect of foreign currency exchange differences	(3,456)	(103,772)	(482)	(4,295)	(112,005)

Balance at December 31, 2021	$3,713,649	$4,271,971	$7,584,837	$70,902	$15,641,359

For the year ended December 31, 2022

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2022	$11,704,605	$7,051,694	$21,315,241	$133,526	$40,205,066
Additions	—	459,954	500	31,414	491,868
Disposals or derecognition	—	(37,442)	—	(12,871)	(50,313)
Effect of foreign currency exchange differences	31,576	141,903	1,611	4,257	179,347

Balance at December 31, 2022	$11,736,181	$7,616,109	$21,317,352	$156,326	$40,825,968

Accumulated amortization and impairment

Balance at January 1, 2022	$3,713,649	$4,271,971	$7,584,837	$70,902	$15,641,359
Amortization expense	1,043,852	957,708	1,901,835	27,684	3,931,079
Impairment losses recognized	—	715	—	—	715
Disposals or derecognition	—	(31,456)	—	(8,553)	(40,009)
Effect of foreign currency exchange differences	4,315	106,356	1,513	2,932	115,116

Balance at December 31, 2022	$4,761,816	$5,305,294	$9,488,185	$92,965	$19,648,260

For the year ended December 31, 2023

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	NT$	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2023	$11,736,181	$7,616,109	$21,317,352	$156,326	$40,825,968
Additions	—	537,261	1,350	(10,825)	527,786
Disposals or derecognition	—	(905,947)	—	(30,973)	(936,920)
Effect of foreign currency exchange differences	26,380	12,970	(807)	2,169	40,712

Balance at December 31, 2023	$11,762,561	$7,260,393	$21,317,895	$116,697	$40,457,546

Accumulated amortization and impairment

Balance at January 1, 2023	$4,761,816	$5,305,294	$9,488,185	$92,965	$19,648,260
Amortization expense	1,047,282	970,413	1,881,980	6,808	3,906,483
Disposals or derecognition	—	(894,767)	—	(28,800)	(923,567)
Effect of foreign currency exchange differences	3,840	944	(809)	2,262	6,237

Balance at December 31, 2023	$5,812,938	$5,381,884	$11,369,356	$73,235	$22,637,413

	Customer Relationships	Computer Software	Patents and Acquired Specific Technology	Others	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2023	$383,285	$248,730	$696,191	$5,106	$1,333,312
Additions	—	17,546	44	(354)	17,236
Disposals or derecognition	—	(29,587)	—	(1,012)	(30,599)
Effect of foreign currency exchange differences	861	424	(27)	71	1,329

Balance at December 31, 2023	$384,146	$237,113	$696,208	$3,811	$1,321,278

Accumulated amortization and impairment

Balance at January 1, 2023	$155,513	$173,263	$309,869	$3,036	$641,681
Amortization expense	34,203	31,692	61,462	222	127,579
Disposals or derecognition	—	(29,222)	—	(941)	(30,163)
Effect of foreign currency exchange differences	125	31	(26)	74	204

Balance at December 31, 2023	$189,841	$175,764	$371,305	$2,391	$739,301

Each class of other intangible assets was amortized on the straight-line basis over the following useful lives:

Customer relationships	11-16 years
Computer software	2-10 years
Patents and acquired specific technology	5-17 years
Others	5-10 years